Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Components of accumulated other comprehensive income

(Millions of US dollars)	31 March 2012	31 March 2011
Pension and post-retirement benefit adjustments	$(0.3)	$(0.3)
Unrealised gain on investments	2.6	2.5
Foreign currency translation adjustments	47.1	53.0

Total accumulated other comprehensive income	$49.4	$55.2